Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	THE HARTFORD MUTUAL FUNDS II, INC.
CIK	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2021
Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2021
Prospectus Date	rr_ProspectusDate	Sep. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Schroders Diversified Emerging Markets Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDEX